UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
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Check here if Amendment [  ]; Amendment Number:
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This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Behrman Brothers Management Corp.
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Address:  126 East 56th Street
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          New York, New York  10022
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Form 13F File Number: 28-Not yet received
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Grant G. Behrman
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Title:   President
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Phone:   212-339-6500
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Signature, Place, and Date of Signing:

/s/ Grant G. Behrman              New York, NY                     2/10/04
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    [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              2
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Form 13F Information Table Value Total:           $199,096
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                                                 (thousands)

List of Other Included Managers:  None


                                                      FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
   --------------- --------------  -----------    --------      -------------      ---------- ----------- ----------------
                                                    VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP       (x$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE SHARED NONE
------------------ --------------  -----------    --------  ----------- --- ----   ---------- ----------- ---- ------ ----
MANAGEMENT
NETWORK GROUP
INC                      COM       561693 10 2    $41,142   12,467,282                SOLE                 X
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SANMINA SCI CORP         COM       800907 10 7    $157,954  12,536,002                SOLE                 X
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[Repeat as necessary]